RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS	12 Months Ended
Dec. 31, 2023
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS

24.    RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS

Pursuant to regulations set by the Argentine Central Bank, 20% of the profits for the year, net of possible prior year adjustments, were applicable, are to be allocated to the Legal Reserve.

Pursuant to the amended text on distributions of dividends, financial entities shall comply with a series of requirements, as follows: i) They shall not be subject to the provisions of Sections 34 and 35 bis of the Financial Institutions Law; ii) No liquidity assistance loans shall have been granted to them; iii) they shall be in compliance with information regimes; iv) they shall not record shortfalls in the compiled minimum capital (without computing for such purposes the effects of the individual exemptions granted by the Superintendence of Financial and Foreign Exchange Institutions) or minimum cash, v) they shall have complied with additional capital margin when applicable.

The entities not facing any of these situations may distribute dividends in accordance with provisions set forth in said amended text, provided the entity´s liquidity or solvency is not jeopardized.

It should be noted that through Communication “A” 6464 the BCRA established that until March 31, 2020, financial entities that, have not increased the capital conservation margins to determine the distributable result   by 1 additional percentage point must have prior authorization from the SEFyC for the distribution of results.

On August 30, 2019 and with the objective of stabilizing the exchange market, the BCRA established through Communication “A” 6768 that financial entities, in order to proceed with the distribution of their results, must have prior authorization from the Superintendence of Financial and Exchange Entities. In said authorization process, the Superintendencewill take into consideration, among other elements, the potential effects of the application of international accounting standards according to Communication "A" 6430 (Point 5.5 of IFRS 9 - Impairment of financial assets) as well as the effects of the restatement of financial statements provided for by Communication "A" 6651.

On March 9, 2023, through Communication “A” 7719, the Central Bank authorized financial entities to distribute results for up to 40% of the accumulated retained earnings until December 31, 2023. This distribution could be made from April 1, 2023, until December 31, 2023, prior Central Bank approval, in 6 equal, monthly and consecutive installments.

As indicated in Note 32, as a consequence of the share purchase program, as of December 31, 2023, $5,166,412 treasury shares were held in the portfolio. In accordance with the provisions of Title IV, Chapter III, article 3, paragraph 11, item c of the CNV Rules. (N.T. 2013 and mod.) while these shares are held in the portfolio, there is a restriction on the distribution of retained earnings and free reserves equal to the cost of those shares held in treasury.

Our shareholders' equity under the rules of the Argentine Central Bank comprise the following captions:

12/31/2023
Capital stock	442,672
Inflation adjustment of capital stock	27,960,909
Paid in capital	254,538,548
Treasury shares	14,050
Inflation adjustment of treasury shares	2,944,946
Cost of treasury shares	(5,166,412)
Other reserves	4,307,608
Retained earnings	51,354,318
Other comprehensive Income	6,389,921
Total shareholders’ equity attributable to the owners of the parent under the rules of the Argentine Central Bank	342,786,560